January 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Mutual Funds, Inc. (1933 Act File No. 002-14213) (the "Registrant")

Ladies and Gentlemen:

Please accept for filing pursuant to the Securities Act of 1933, as amended, this Registration Statement on Form N-14, the purpose of which is to register securities of the Registrant to be issued in connection with the reorganizations of Life Sciences Fund and Technology Fund, each a series of American Century World Mutual Funds, Inc., into Growth Fund, a series of American Century Mutual Funds, Inc.

 We believe the Registration Statement is materially complete, and the Registrant proposes that the filing become effective on March 2, 2009, pursuant to Rule 488 under the Securities Act of 1933.

If you have any questions about this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

 /s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com